GENTIVA HEALTH SERVICES, INC.
                       3 Huntington Quadrangle, Suite 200S
                             Melville, NY 11747-4627

                                                  March 17, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Gentiva Health Services, Inc.
            Form  10-K
            File  No. 1-15669

Ladies and Gentlemen:

      We file herewith via EDGAR Form 10-K of Gentiva Health Services, Inc. ("Company") for its fiscal year ended January 2, 2005.

      The Company's financial statements included in the Form 10-K do not reflect any changes from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

      If you have any questions with respect to the Form 10-K, please contact the undersigned by telephone (631-501-7035) or by fax (913-814-4844).

                                                  Very truly yours,

                                                  /s/ John R. Potapchuk

                                                  John R. Potapchuk
                                                  Senior Vice President and
                                                  Chief Financial Officer